Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of derivative financial instruments [Line Items]
Schedule of hedged financial instruments
(a)	This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)
Copper prices hedge (b)	(6,332)	(15,804)
Interest rate hedge (c)	(644)	(2,635)
	(6,976)	(18,439)

Schedule of detailed information about hedge derivatives financial instruments

The table below presents the composition of open transactions designated as hedging derivative financial instruments as of December 31, 2021:

			Quotations
Quotation period	Concentrate	Metric tons	Fixed	Futures	Fair value
			US$/DMT(*)	US$/ DMT(*)	US$(000)
January 2022	Copper	3,250	9,405	9,748	(1,112)
January 2022	Zinc	500	3,450	9,748	(65)
February 2022	Copper	2,000	9,444	9,740	(591)
March 2022	Copper	2,000	9,525	9,732	(413)
April 2022	Copper	2,700	9,103	9,719	(1,661)
May 2022	Copper	3,050	9,175	9,701	(1,601)
June 2022	Copper	1,000	9,425	9,686	(260)
July 2022	Copper	3,000	9,442	9,676	(701)
October 2022	Copper	1,500	9,762	9,631	196
December 2022	Copper	1,000	9,475	9,600	(124)
		20,000			(6,332)

(*) DMT= Dry metric tonne.

The table below presents the composition of open transactions designated as hedging derivative financial instruments as of December 31, 2020:

			Quotations
Quotation period	Concentrate	Metric tons	Fixed	Futures	Quotation period
			US$/DMT	US$/ DMT	US$(000)
January 2021	Copper	1,250	6,500	7,758	(1,572)
February 2021	Copper	1,250	6,500	7,762	(1,577)
March 2021	Copper	2,250	6,633	7,767	(2,549)
April 2021	Copper	2,000	6,750	7,769	(2,036)
May 2021	Copper	3,000	6,897	7,769	(2,615)
June 2021	Copper	3,000	6,967	7,770	(2,408)
July 2021	Copper	2,000	7,025	7,768	(1,483)
August 2021	Copper	2,000	7,100	7,765	(1,327)
September 2021	Copper	2,000	7,500	7,762	(523)
October 2021	Copper	2,000	7,900	7,757	286

		20,750			(15,804)

Schedule of composition of the operations to be settled that are part of the liability for hedging derivative instrument

The following is the composition of the operations to be settled that are part of the liability for hedging derivative instrument as of December 31, 2021:

		LIBOR three months
Maturity	Amount	Fixed	Forwards	Fair value
	US$(000)			US$(000)
October 2022	81,666	2.632%	2.06% - 2.14%	(191)
October 2022	74,167	2.632%	2.06% - 2.14%	(174)
October 2022	74,167	0.732%	0.16% - 0.24%	(174)
July 2022	45,000	2.632%	2.06% - 2.14%	(105)
	275,000			(644)

The following is the composition of the operations to be settled that are part of the liability for hedging derivative instrument as of December 31, 2020:

		LIBOR of three months
Maturity	Amount	Fixed	Forwards	Fair value
	US$(000)			US$(000)
October 2022	81,666	2.632%	2.06% - 2.14%	(785)
October 2022	74,167	2.632%	2.06% - 2.14%	(712)
October 2022	74,167	0.732%	0.16% - 0.24%	(706)
July 2022	45,000	2.632%	2.06% - 2.14%	(432)
	275,000			(2,635)

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of derivative financial instruments [Line Items]
Schedule of embedded derivatives

As discussed in Note 2(d), the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2021 and 2020, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2021
	Pounds		Provisional		Fair value
	payable	Maturity	pricing	Forward pricing
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	284,566	January 2022 to May 2022	Between 4.174 and 4.584	Between 4.400 and 4.421	13,335
Copper Cathode	3,087	January 2022	4.318	4.421	318
Molybdenum	4,035	January 2022 to February 2022	Between 16.659 and 16.773	16.456	(860)

					12,793	(a)

			As of December 31, 2020
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	267,872	January 2021 to May 2021	Between 2.908 and 3.545	Between 3.519 and 3.524	98,424
Copper Cathode	3,964	January 2021	Between 3.535 and 3.612	3.519	(235)
Molybdenum	3,382	January 2021 to February 2021	Between 7.360 and 7.884	8.658	3,245

					101,434	(a)

(a)   Embedded derivative adjustments are recorded on the statement of financial position in “Trade account receivable – related parties”.